Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of dividends [Table Text Block]
					Dividend
	Dividend			Dividends	reinvestment
Declaration date	per share	Record date	Payment date	payable	plan(i)
	$			$
February 21, 2021	0.050	March 31, 2021	April 15, 2021	8,364,000	8,989,709
May 11, 2021	0.050	June 30, 2021	July 15, 2021	8,404,000	7,102,627
August 8, 2021	0.055	September 30, 2021	October 15, 2021	9,160,000	8,005,584
November 9, 2021	0.055	December 31, 2021	January 14, 2022	9,157,000	7,891,496

Year 2021	0.210			35,085,000

February 19, 2020	0.050	March 31, 2020	April 15, 2020	7,879,000	24,809,311
May 12, 2020	0.050	June 30, 2020	July 15, 2020	8,259,000	27,492,302
August 5, 2020	0.050	September 30, 2020	October 15, 2020	8,342,000	9,822,963
November 9, 2020	0.050	December 31, 2020	January 15, 2021	8,358,000	11,525,456

Year 2020	0.200			32,838,000

(i) Number of common shares held by shareholders participating in the dividend reinvestment plan described below.

Disclosure of objectives, policies and processes for managing capital [Table Text Block]
	December 31,	December 31,
	2021	2020
	$	$

Long-term debt	410,435	400,429
Total equity	1,780,061	1,841,032
Undrawn revolving credit facility(i)	436,610	336,340
	2,627,106	2,577,801

(i) Excluding the potential additional available credit (accordion) of $100.0 million as at December 31, 2021 and 2020 (Note 20).